INCOME TAXES (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Apr. 01, 2018	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Income Tax Contingency [Line Items]
Net income		¥ 229,706	$ 35,204	¥ 573,371	¥ 336,320
Operating loss		174,196	$ 26,698	606,484	365,719
Deferred tax assets, valuation allowance		¥ 3,578		1,984
Percentage of withholding tax on dividends paid to foreign investors		10.00%	10.00%
Aggregate undistributed earnings available for distribution		¥ 1,935,920		¥ 1,559,898
Deferred tax liabilities attributable to undistributed earning		0
PRC, Hong Kong, United States and Canada
Income Tax Contingency [Line Items]
Operating loss		(276,137)
Minimum
Income Tax Contingency [Line Items]
Underpayment of tax liability		¥ 100				$ 15
Hong Kong | Minimum
Income Tax Contingency [Line Items]
Net income					¥ 2,000
Income tax rate	8.25%
Hong Kong | Maximum
Income Tax Contingency [Line Items]
Income tax rate	16.50%
United States
Income Tax Contingency [Line Items]
Income tax rate		21.00%	21.00%
Operating loss carry forwards carry forward period					20 years
PRC
Income Tax Contingency [Line Items]
Income tax rate		25.00%	25.00%
Carryforwards		¥ 179,614
Operating loss carry forwards carry forward period		5 years	5 years
PRC | Anhui Huami
Income Tax Contingency [Line Items]
Income tax rate		15.00%	15.00%	15.00%	15.00%
PRC | Anhui Huami Intelligent
Income Tax Contingency [Line Items]
Income tax rate		15.00%	15.00%
Canada
Income Tax Contingency [Line Items]
Operating loss carry forwards carry forward period		20 years	20 years
Operating loss carried back period		3 years	3 years